Deferred Policy Acquisition Costs	12 Months Ended
Dec. 31, 2017
Deferred Policy Acquisition Costs
(6)	Deferred Policy Acquisition Costs

The following table summarizes changes in the DAC balance, as of the dates indicated:

	December 31,
(in millions)	2017	2016	2015
Balance at beginning of year	$5,432	$5,200	$4,063
Capitalization of DAC	923	823	870
Amortization of DAC, excluding unlocks	(461)	(412)	(326)
Amortization of DAC related to unlocks	69	(21)	258
Adjustments to DAC related to unrealized gains and losses on available- for-sale securities	(287)	(158)	335

Balance at end of year	$5,676	$5,432	$5,200

During 2017, the Company conducted its annual comprehensive review of model assumptions related to financial services operations used to project DAC and other related balances, including valuation of business acquired (“VOBA”) and unearned revenue reserves. As part of this review, the Company recognized a decrease in amortization for DAC of $69 million and a decrease in amortization for other related balances of $13 million. The updated assumptions were primarily related to favorable market rates of return and changes to expected future mortality. This was partially offset by updated assumptions for expected policyholder renewal premiums, persistency and lapse rates.

During 2016, the Company recognized an increase in amortization for DAC of $21 million and a decrease in amortization for other related balances of $75 million. The updated assumptions were primarily related to a decrease in expected lapse rates and mortality performance. This was partially offset by updated assumptions for persistency, interest rates and market rates of return.

During 2015, the Company recognized a decrease in amortization for DAC of $258 million and decrease in amortization for other related balances of $21 million. The updated assumptions were primarily related to revisions made to the Company’s economic hedging strategies in conjunction with the change in estimate to reduce expected utilization of the net settlement option, as well as a decrease in the expected lapse rates for certain variable annuity products.